Organization	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Organization
1.	ORGANIZATION

Millburn Multi-Markets FundL.P. (the Partnership) is a limited partnership organized on September 8, 2008, under the Delaware Revised Uniform Limited Partnership Act and commenced operations on August 1, 2009. The Limited Partnership Agreement (the Agreement) was amended and restated as of August 27, 2010.

The Partnership is a feeder-fund and pools partners capital contributions for investment in Millburn Multi-Markets TradingL.P. (Master Fund). The Master Fund is a limited partnership organized during September 2004 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on October 20, 2004. The Master Fund engages in the trading and investing in futures and forward currency contracts. Millburn Ridgefield Corporation (the General Partner) is the General Partner of the Partnership and the Master Fund (collectively, the Funds) and manages the business of the Funds. The financial statements of the Master Fund, including the Condensed Schedules of Investments, are included in Section II of this Annual report and should be read in conjunction with the Partnerships financial statements.

The Partnership offers multiple series of Units, which differ in terms of fees charged at the Master Fund level. Initially, the Partnership offered Series A, Series B and Series C Units (collectively, the Series) but may offer additional series in the future.

Millburn Multi-Markets Trading L.P. [Member]
Organization
1.	ORGANIZATION

Millburn Multi-Markets TradingL.P. (the Partnership) is a limited partnership organized in September 2004 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on October20, 2004. The Partnership engages in the speculative trading of futures and forward currency contracts and also acts as a master fund for Millburn Multi-MarketsLtd., a Cayman Islands exempted company (the Cayman Feeder), Millburn Multi-Markets FundL.P., a Delaware limited partnership (the U.S. Feeder) and until its liquidation on September 30, 2014, Millburn Multi-Markets Low Vol SPC, a Cayman Islands Segregated Portfolio Company (the Cayman SPC Feeder). The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership and the Cayman SPC Feeder, prior to its liquidation, invested approximately two-thirds of its assets in the Partnership. The Cayman Feeder, U.S. Feeder and Cayman SPC Feeder commenced operations on July1, 2008, August1, 2009 and November 1, 2012, respectively. All feeder fees and expenses will be charged at the master level. The Partnership is subject to the regulations of the Commodity Futures Trading Commission, an agency of the United States (U.S.) government which regulates most aspects of the commodity futures industry; rules of the National Futures Association, an industry self-regulatory organization; and the requirements of commodity exchanges and futures commission merchants (brokers) through which the Partnership trades. On September 30, 2014, the Cayman SPC Feeder fully redeemed 100% of its partnership interest in the Master Fund.

The Limited Partnership Agreement (the Agreement) provides that subject to certain limitations, Millburn Ridgefield Corporation (the General Partner) shall conduct and manage the business of the Partnership. The General Partner has the right to make all investment decisions regarding the Partnership, authorize the payments of distributions to partners, enter into customer agreements with brokers and take such other actions, as it deems necessary or desirable, to manage the business of the Partnership.

The limited partners, special limited partners, New Profit Memo Account (Note4) and the General Partner share in the profits and losses of the Partnership which are determined before management fees, selling commissions (Note2) and profit share allocations on the basis of their proportionate interests of Partnership capital (Note4). The General Partner and special limited partners are charged none or lower management fees than limited partners in accordance with the Agreement. No limited partner or special limited partner shall be liable for Partnership obligations in excess of their capital contribution plus profits allocated to their capital accounts, if any.

Subject to certain conditions, a partner has the right to redeem all or a portion of its partnership capital as of any month-end upon fifteen days prior written notice to the General Partner. In its sole discretion, the General Partner may permit redemptions on shorter notice or as of a date other than month-end. Redemptions will be made as of the last day of the month for an amount equal to the Net Asset Value of the portion of a partners capital being redeemed. A redeeming partner shall receive such redeemed capital less the redemption fee, if any.

The General Partner, subject to Commodity Futures Trading Commission requirements, may, at its discretion, sell additional limited partnership interests to investors desiring to become limited partners.

The Partnership will dissolve in the event of certain conditions set forth in the Agreement.